GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

17. GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2019	Year Ending August 31, 2018
Salaries and benefits	$1,423	$1,772
Professional/consulting fees	1,230	1,672
Asset Impairment	344	-
Equipment rental and storage	342	752
Travel	323	255
Depreciation	235	347
Regulatory Fees	214	232
Insurance	193	373
Shareholder relations	173	163
Rent	76	305
Other	124	213
Total	$4,677	$6,084